PROPERTY, PLANT & EQUIPMENT - Disclosure of additions and other items in net book value of property, plant & equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Beginning balance	$ 837,839	$ 742,619
Additions:
Sustaining capital expenditures	(18,108)	(23,850)
Development costs	3,419
Other items:
Right of use assets	12,254	4,418
Rehabilitation costs asset	28,164	12,087
Disposals	(200)	(1,556)
Foreign exchange translation and other	16,709	(810)
Depletion and amortization	(55,731)	(79,123)
Ending balance	1,029,240	837,839
Gibraltar Mines [Member]
Disclosure of subsidiaries [line items]
Beginning balance	539,641
Additions:
Capitalized stripping costs	36,312	69,228
Sustaining capital expenditures	20,015	25,238
Capital expenditures	29,551	4,013
Other items:
Rehabilitation costs asset	28,164
Depletion and amortization	(55,017)
Ending balance	610,399	539,641
Florence Copper [Member]
Disclosure of subsidiaries [line items]
Beginning balance	260,934
Additions:
Development costs	103,072	58,667
Other items:
Rehabilitation costs asset	0
Depletion and amortization	(338)
Ending balance	380,987	260,934
Yellowhead [Member]
Disclosure of subsidiaries [line items]
Beginning balance	21,252
Additions:
Development costs	698	2,603
Other items:
Rehabilitation costs asset	0
Depletion and amortization	0
Ending balance	21,950	21,252
Aley [Member]
Disclosure of subsidiaries [line items]
Beginning balance	14,316
Additions:
Development costs	557	455
Other items:
Rehabilitation costs asset	0
Depletion and amortization	0
Ending balance	$ 14,873	$ 14,316